Financial risk management - Summary of Foreign Exchange Risk Exposures (Detail) - Currency Risk That Are Unhedged By The Use Of Derivatives [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
U.S. dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk	¥ 61,391	¥ 143,720
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk	¥ (4,651)	¥ (2,903)